NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
NOTES PAYABLE [Abstract]
Schedule of notes payable

Principal amount	$8,441,735
PIK interest accrued	230,993
8,672,728
Less current portion	(1,541,000)

Notes payable and PIK interest accrued, net of current portion	$7,131,728

	December 31,
	2014	2013

Principal amount	$9,000,000	$—
PIK interest accrued	63,014	—
	9,063,014	—
Less current portion	(1,350,000)	—

Notes payable and PIK interest accrued, net of current portion	$7,713,014	$—

Schedule of put liability

	December 31, 2014	Activity During the Period	Accretion in Value	June 30, 2015
Put liability	$1,260,010	$—	$84,528	$1,344,538
Total	$1,260,010	$—	$84,528	$1,344,538

	December 31, 2013	Activity During the Period	Accretion in Value	December 31, 2014
Put liability	$—	$1,232,294	$27,716	$1,260,010
Total	$—	$1,232,294	$27,716	$1,260,010

Schedule of maturities of long term debt

Year ended December 31,
2016	2,250,000
2017	5,463,000